SHARE-BASED COMPENSATION - Additional Information (Details) ¥ in Thousands									1 Months Ended	12 Months Ended
	Jan. 01, 2022 shares	Jan. 01, 2021 shares	Jul. 01, 2020 shares	Jan. 01, 2020 shares	May 03, 2019 shares	Jan. 31, 2019 shares	Nov. 28, 2018 shares	Dec. 19, 2017 shares	Jun. 30, 2018 shares	Dec. 31, 2022 CNY (¥) $ / shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 shares	Mar. 31, 2019 shares
Share based Payment Award Expiration Period								6 years
Share Based Payment Award Vesting Period								4 years
Share Based Payment Award Vesting Rights								Half (1/2) of which vest upon the second anniversary of the stated vesting commencement date and one-fourth (1/4) of the remaining will vest upon the third and four anniversaries of the stated vesting commencement date
Options Grants In Period											0		0
Restricted Stock Units Grants In Period											9,850,000		55,988,000
Stock Option, fair value of the underlying stock | $ / shares										$ 0.08		$ 0.06
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options | ¥										$ 616	¥ 616	$ 2,573	¥ 2,573
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition											1 year 10 months 13 days		2 years 6 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period											10,326,250		12,908,750
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options | ¥										$ 14,592	¥ 14,592	$ 60,217	¥ 60,217
Employee Stock Option [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition											4 months 24 days		11 months 12 days
Allocated Share-based Compensation Expense | ¥											¥ 1,828		¥ 20,782	¥ 52,870
Restricted Stock Units (RSUs) [Member]
Allocated Share-based Compensation Expense | ¥											¥ 28,322		¥ 35,128	¥ 45,508
Directors And Employees [Member]
Options Grants In Period						4,968,000	5,540,000	73,225,200	12,021,500
Restricted Stock Units Grants In Period						14,925,000	19,800,000	5,000,000
Directors And Employees [Member] | Restricted Stock Units (RSUs) [Member]
Restricted Stock Units Grants In Period			13,890,000
Independent Directors [Member]
Options Grants In Period					720,000
Non Employee [Member] | Employee Stock Option [Member]
Options Grants In Period															10,409,050
Non Employee [Member] | Restricted Stock Units (RSUs) [Member]
Restricted Stock Units Grants In Period															3,332,040
External Consultants [Member] | Restricted Stock Units (RSUs) [Member]
Restricted Stock Units Grants In Period	8,690,000	29,170,000		356,210
Employees [Member] | Restricted Stock Units (RSUs) [Member]
Restricted Stock Units Grants In Period	1,160,000	26,818,000		49,964,000
Two Thousand Nineteen
Number of shares authorized and reserved for the issuance																227,401,861